Trade and Other Payables (Current) - Schedule of Trade and Other Payables (Details) (20-F) (Parenthetical) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Trade payables, amounts due	$ 126,829	$ 116,063	$ 380